Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
November 30, 2023
NAT-NPRT3-0124
1.810716.119
Common Stocks - 98.8%
	Shares	Value ($)
Chemicals - 4.5%
Commodity Chemicals - 1.3%
Dow, Inc.	160,700	8,316,225
Fertilizers & Agricultural Chemicals - 0.8%
The Mosaic Co.	134,900	4,841,561
Industrial Gases - 2.4%
Linde PLC	37,300	15,433,621
TOTAL CHEMICALS		28,591,407
Containers & Packaging - 6.0%
Metal, Glass & Plastic Containers - 4.0%
Aptargroup, Inc.	82,100	10,417,669
Crown Holdings, Inc.	77,500	6,665,775
Greif, Inc. Class A	124,700	8,716,530
		25,799,974
Paper & Plastic Packaging Products & Materials - 2.0%
Avery Dennison Corp.	65,500	12,739,750
TOTAL CONTAINERS & PACKAGING		38,539,724
Energy Equipment & Services - 10.2%
Oil & Gas Drilling - 1.4%
Diamond Offshore Drilling, Inc. (a)	154,800	1,992,276
Noble Corp. PLC	47,500	2,191,650
Valaris Ltd. (a)	66,000	4,527,600
		8,711,526
Oil & Gas Equipment & Services - 8.8%
Expro Group Holdings NV (a)	746,700	11,611,185
Schlumberger Ltd.	208,700	10,860,748
TechnipFMC PLC	588,700	12,197,864
Weatherford International PLC (a)	235,664	21,372,368
		56,042,165
TOTAL ENERGY EQUIPMENT & SERVICES		64,753,691
Metals & Mining - 10.1%
Copper - 4.2%
First Quantum Minerals Ltd.	280,900	2,299,863
Freeport-McMoRan, Inc.	666,400	24,870,048
		27,169,911
Diversified Metals & Mining - 1.5%
E3 Lithium Ltd. (a)	356,630	559,801
Ivanhoe Mines Ltd. (a)(b)	988,000	8,817,333
		9,377,134
Gold - 4.4%
Franco-Nevada Corp.	81,800	9,161,696
Newmont Corp.	139,100	5,590,429
Wheaton Precious Metals Corp. (b)	269,350	13,171,215
		27,923,340
TOTAL METALS & MINING		64,470,385
Oil, Gas & Consumable Fuels - 68.0%
Coal & Consumable Fuels - 1.1%
Cameco Corp.	151,153	6,940,946
Integrated Oil & Gas - 34.4%
Equinor ASA sponsored ADR	238,000	7,585,060
Exxon Mobil Corp.	1,291,304	132,668,573
Imperial Oil Ltd.	806,000	45,409,706
Shell PLC ADR	517,500	34,051,500
		219,714,839
Oil & Gas Exploration & Production - 22.2%
Africa Oil Corp.	7,777,100	14,500,212
Athabasca Oil Corp. (a)(b)	5,157,100	14,745,973
Canadian Natural Resources Ltd.	480,700	32,110,760
Eco Atlantic Oil & Gas Ltd. (a)	5,037,000	631,040
Hess Corp.	196,300	27,591,928
Kosmos Energy Ltd. (a)	2,391,400	16,237,606
MEG Energy Corp. (a)	1,898,412	35,899,077
		141,716,596
Oil & Gas Refining & Marketing - 10.3%
PBF Energy, Inc. Class A	103,800	4,608,720
Phillips 66 Co.	268,716	34,634,805
Valero Energy Corp.	212,600	26,651,536
		65,895,061
TOTAL OIL, GAS & CONSUMABLE FUELS		434,267,442
TOTAL COMMON STOCKS (Cost $435,200,042)		630,622,649

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	2,908,382	2,908,963
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	19,129,962	19,131,875
TOTAL MONEY MARKET FUNDS (Cost $22,040,838)		22,040,838

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $457,240,880)	652,663,487
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(14,406,782)
NET ASSETS - 100.0%	638,256,705

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	8,697,934	130,429,006	136,217,977	152,792	-	-	2,908,963	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,144,250	124,748,054	110,760,429	72,816	-	-	19,131,875	0.1%
Total	13,842,184	255,177,060	246,978,406	225,608	-	-	22,040,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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